Post-retirement benefits - Summary of maturity of defined benefit obligations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	18.00%	18.00%
Proportion relating to former employees not yet retired	8.00%	9.00%
Proportion relating to retirees	74.00%	73.00%
Total	100.00%	100.00%
Average duration of obligations (years)	11 years 1 month 6 days	11 years 6 months
Pension benefits
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	18.00%
Proportion relating to former employees not yet retired	9.00%
Proportion relating to retirees	73.00%
Total	100.00%
Average duration of obligations (years)	11 years 1 month 6 days
Other benefits
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	15.00%
Proportion relating to former employees not yet retired	0.00%
Proportion relating to retirees	85.00%
Total	100.00%
Average duration of obligations (years)	11 years 2 months 12 days